Schedule of Reconciliation of Ordinary Share Subject to Possible Redemption Reflected in Balance Sheet (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Gross proceeds				$ 345,000,000
Proceeds allocated to Public Warrants				(12,592,500)
Class A ordinary share issuance costs				(20,490,317)
Accretion of carrying value to redemption value	$ 2,417,062	$ 2,223,725	$ 4,964,000	39,982,817
Class A ordinary share subject to possible redemption	356,864,000	$ 351,900,000	351,900,000
Class A ordinary share subject to possible redemption	$ 26,010,413		$ 356,864,000	$ 351,900,000